NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-08339

August 29, 2011

11007898

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NORFOLK SOUTHERN CORPORATION, 9.00% Notes due 2021, 5.59% Notes due 2025, 7.80% Notes due 2027, 5.64% Notes due 2029, 7.25% Notes due 2031, 7.05% Notes due 2037, 7.90% Notes due 2097, 6.00% Notes due 2105, and 6.00% Notes due 2111and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 10, 2011. Tentative listing date – August 31, 2011.

Sincerely,